FAIR VALUE MEASUREMENTS (Schedule of Fair Value Assumptions Used to Value Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Note One [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation method		Monte Carlo simulation
Face value principal payable		$ 440,000
Value of common stock		$ 3.40
Expected term (years)		1 year 3 days
Volatility		100.00%
Straight debt yield		12.00%
Risk free rate		0.10%
Note Two [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation method	Black-Scholes Model	Black-Scholes Model
Face value principal payable	$ 500,000	$ 500,000
Original conversion price	$ 3.91	$ 3.91
Value of common stock	$ 8.52	$ 3.40
Expected term (years)	8 years 2 months 4 days	9 years 2 months 4 days
Volatility	100.00%	100.00%
Risk free rate	1.47%	0.93%
Note Three [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation method		Monte Carlo simulation
Face value principal payable		$ 560,000
Original conversion price		$ 3.91
Value of common stock		$ 3.40
Expected term (years)		2 months 26 days
Volatility		100.00%
Straight debt yield		12.00%
Risk free rate		0.09%